UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-790

Fidelity Trend Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Trend Fund

September 30, 2008

1.808771.104

TRE-QTLY-1108

Investments September 30, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Automobiles - 0.1%
Harley-Davidson, Inc.	26,200	$ 977
Hotels, Restaurants & Leisure - 2.2%
Burger King Holdings, Inc.	163,200	4,008
Life Time Fitness, Inc. (a)	5,700	178
McDonald's Corp.	182,600	11,266
Penn National Gaming, Inc. (a)	2,600	69
		15,521
Household Durables - 0.2%
Tempur-Pedic International, Inc.	145,600	1,712
Internet & Catalog Retail - 0.5%
Amazon.com, Inc. (a)	17,500	1,273
Blue Nile, Inc. (a)(d)	53,200	2,281
		3,554
Media - 0.4%
The DIRECTV Group, Inc. (a)	101,600	2,659
Multiline Retail - 1.3%
JCPenney Co., Inc.	17,700	590
Nordstrom, Inc.	27,900	804
Target Corp. (d)	157,200	7,711
		9,105
Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	89,900	3,547
Dick's Sporting Goods, Inc. (a)	104,900	2,054
Ross Stores, Inc.	31,700	1,167
Staples, Inc.	245,400	5,522
Talbots, Inc.	7,500	98
The Men's Wearhouse, Inc.	43,100	915
TJX Companies, Inc.	67,100	2,048
		15,351
Textiles, Apparel & Luxury Goods - 2.5%
American Apparel, Inc. (a)(d)	235,800	1,934
Deckers Outdoor Corp. (a)	36,400	3,789
Polo Ralph Lauren Corp. Class A	118,000	7,864
Titan Industries Ltd.	33,248	805
VF Corp.	48,800	3,773
		18,165
TOTAL CONSUMER DISCRETIONARY		67,044
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 11.8%
Beverages - 3.8%
Molson Coors Brewing Co. Class B	296,000	$ 13,838
PepsiCo, Inc.	173,870	12,392
United Spirits Ltd.	22,061	605
		26,835
Food & Staples Retailing - 2.1%
CVS Caremark Corp.	234,100	7,880
Sysco Corp.	137,400	4,236
Wal-Mart Stores, Inc.	51,000	3,054
		15,170
Food Products - 2.3%
Nestle SA sponsored ADR	335,100	14,393
Smart Balance, Inc. (a)(d)	365,000	2,394
		16,787
Household Products - 1.8%
Procter & Gamble Co.	185,555	12,931
Personal Products - 1.8%
Avon Products, Inc.	295,900	12,301
Dabur India Ltd.	341,157	673
		12,974
TOTAL CONSUMER STAPLES		84,697
ENERGY - 10.5%
Energy Equipment & Services - 3.4%
Halliburton Co.	170,200	5,513
National Oilwell Varco, Inc. (a)	116,424	5,848
Schlumberger Ltd. (NY Shares)	165,100	12,893
		24,254
Oil, Gas & Consumable Fuels - 7.1%
Arch Coal, Inc.	44,400	1,460
Canadian Natural Resources Ltd.	30,100	2,064
Chesapeake Energy Corp.	74,100	2,657
ConocoPhillips	35,500	2,600
CONSOL Energy, Inc.	60,700	2,786
EOG Resources, Inc.	58,800	5,260
Exxon Mobil Corp.	115,400	8,962
Hess Corp.	63,900	5,245
Nova Biosource Fuels, Inc. (a)(d)	3,087,248	463
Occidental Petroleum Corp.	110,100	7,757
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp.	90,600	$ 4,077
Petroleo Brasileiro SA - Petrobras (PN) sponsored ADR (non-vtg.)	76,000	2,844
Quicksilver Resources, Inc. (a)	173,500	3,406
Southwestern Energy Co. (a)	45,900	1,402
		50,983
TOTAL ENERGY		75,237
FINANCIALS - 5.2%
Capital Markets - 2.8%
Charles Schwab Corp.	268,500	6,981
Goldman Sachs Group, Inc.	23,600	3,021
Janus Capital Group, Inc.	163,400	3,967
Morgan Stanley	40,500	932
Northern Trust Corp.	25,800	1,863
State Street Corp.	60,900	3,464
		20,228
Commercial Banks - 0.9%
Wells Fargo & Co.	132,100	4,958
Zions Bancorp (d)	48,300	1,869
		6,827
Consumer Finance - 0.2%
American Express Co.	38,700	1,371
Diversified Financial Services - 0.4%
Bank of America Corp.	47,600	1,666
JPMorgan Chase & Co.	30,000	1,401
		3,067
Insurance - 0.3%
Berkshire Hathaway, Inc. Class B (a)	440	1,934
Thrifts & Mortgage Finance - 0.6%
Hudson City Bancorp, Inc. (d)	220,000	4,059
TOTAL FINANCIALS		37,486
HEALTH CARE - 15.5%
Biotechnology - 5.0%
Alexion Pharmaceuticals, Inc. (a)	46,600	1,831
Alnylam Pharmaceuticals, Inc. (a)	87,800	2,542
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc. (a)	38,800	$ 2,300
BioMarin Pharmaceutical, Inc. (a)	83,000	2,199
Celgene Corp. (a)	68,600	4,341
CSL Ltd.	126,450	3,831
Genentech, Inc. (a)	120,800	10,713
Gilead Sciences, Inc. (a)	149,800	6,828
RXi Pharmaceuticals Corp. (e)	116,133	948
		35,533
Health Care Equipment & Supplies - 6.4%
Alcon, Inc.	25,300	4,086
Baxter International, Inc.	138,800	9,109
Covidien Ltd.	273,100	14,682
Inverness Medical Innovations, Inc. (a)	583,731	17,512
		45,389
Health Care Providers & Services - 0.7%
athenahealth, Inc.	800	27
Express Scripts, Inc. (a)	70,700	5,219
		5,246
Health Care Technology - 0.5%
Eclipsys Corp. (a)	180,800	3,788
Life Sciences Tools & Services - 1.9%
Covance, Inc. (a)	29,800	2,635
Illumina, Inc. (a)(d)	162,400	6,582
QIAGEN NV (a)	228,300	4,504
		13,721
Pharmaceuticals - 1.0%
Allergan, Inc.	96,300	4,959
Wyeth	53,800	1,987
		6,946
TOTAL HEALTH CARE		110,623
INDUSTRIALS - 10.6%
Aerospace & Defense - 2.6%
Honeywell International, Inc.	210,300	8,738
Raytheon Co.	94,400	5,051
United Technologies Corp.	75,100	4,511
		18,300
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	106,700	$ 6,710
Airlines - 0.2%
Northwest Airlines Corp. (a)	123,800	1,118
UAL Corp.	51,700	454
		1,572
Commercial Services & Supplies - 0.5%
Copart, Inc. (a)	4,300	163
Fuel Tech, Inc. (a)(d)	172,987	3,129
		3,292
Construction & Engineering - 0.1%
Larsen & Toubro Ltd.	13,470	715
Electrical Equipment - 2.5%
ABB Ltd. sponsored ADR	202,600	3,930
Alstom SA	59,700	4,530
American Superconductor Corp. (a)(d)	321,400	7,575
Bharat Heavy Electricals Ltd.	21,279	737
Satcon Technology Corp. (a)(d)	568,323	1,017
		17,789
Machinery - 2.0%
Cummins, Inc.	161,600	7,065
Deere & Co.	91,200	4,514
Sulzer AG (Reg.)	21,510	2,289
		13,868
Professional Services - 0.5%
Manpower, Inc.	87,700	3,785
Road & Rail - 1.3%
Con-way, Inc.	9,800	432
CSX Corp.	14,300	780
Landstar System, Inc.	49,300	2,172
Union Pacific Corp.	84,700	6,027
		9,411
TOTAL INDUSTRIALS		75,442
INFORMATION TECHNOLOGY - 28.7%
Communications Equipment - 8.8%
Cisco Systems, Inc. (a)	1,043,700	23,546
Infinera Corp. (a)	118,400	1,132
Juniper Networks, Inc. (a)	570,000	12,010
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
QUALCOMM, Inc.	435,600	$ 18,718
Research In Motion Ltd. (a)	107,100	7,315
		62,721
Computers & Peripherals - 5.6%
Apple, Inc. (a)	299,800	34,075
Hewlett-Packard Co.	124,000	5,734
		39,809
Electronic Equipment & Components - 0.0%
Ingram Micro, Inc. Class A (a)	4,500	72
Internet Software & Services - 5.8%
Equinix, Inc. (a)(d)	152,468	10,590
Google, Inc. Class A (sub. vtg.) (a)	76,500	30,640
		41,230
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A (a)	677,000	15,456
Satyam Computer Services Ltd. sponsored ADR	56,900	919
Visa, Inc.	110,800	6,802
		23,177
Semiconductors & Semiconductor Equipment - 3.4%
Applied Materials, Inc.	880,700	13,325
ASML Holding NV (NY Shares)	180,800	3,184
KLA-Tencor Corp.	99,400	3,146
Lam Research Corp. (a)	87,000	2,740
Skyworks Solutions, Inc. (a)	254,800	2,130
		24,525
Software - 1.9%
GSE Systems, Inc. (a)(d)	105,000	735
Salesforce.com, Inc. (a)	35,300	1,709
Sybase, Inc. (a)	369,800	11,323
		13,767
TOTAL INFORMATION TECHNOLOGY		205,301
MATERIALS - 5.2%
Chemicals - 4.9%
Monsanto Co.	300,900	29,783
The Mosaic Co.	73,400	4,993
		34,776
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.3%
Newmont Mining Corp.	53,000	$ 2,054
TOTAL MATERIALS		36,830
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
Qwest Communications International, Inc.	1,151,800	3,720
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Nevada Geothermal Power, Inc. (a)	100	0
TOTAL COMMON STOCKS (Cost $751,762)		696,380
Money Market Funds - 6.9%

Fidelity Cash Central Fund, 1.92% (b)	8,943,047	8,943
Fidelity Securities Lending Cash Central Fund, 2.14% (b)(c)	40,058,172	40,058
TOTAL MONEY MARKET FUNDS (Cost $49,001)		49,001
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $800,763)		745,381
NET OTHER ASSETS - (4.3)%		(30,397)
NET ASSETS - 100%		$ 714,984
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $948,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
RXi Pharmaceuticals Corp.	6/24/08	$ 943
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 326
Fidelity Securities Lending Cash Central Fund	1,172
Total	$ 1,498
Other Information

The following is a summary of the inputs used, as of September 30, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 745,381	$ 731,196	$ 14,185	$ -
Income Tax Information

At September 30, 2008, the aggregate cost of investment securities for income tax purposes was $805,207,000. Net unrealized depreciation aggregated $59,826,000, of which $53,542,000 related to appreciated investment securities and $113,368,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Trend Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Trend Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 1, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 1, 2008